Statement of Stockholders' Equity - USD ($)		Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Stockholders' Equity, beginning of period, Value at Dec. 31, 2013		$ 198	$ 109,790	$ (32,493)	$ 77,495
Stockholders' Equity, beginning of period, Shares at Dec. 31, 2013		198,000
Issuance of common stock, Value	[1]	$ 184	1,087,216		1,087,400
Issuance of common stock, Shares	[1]	184,284
Issuance of common stock for compensation, Value		$ 34	1,012,466		1,012,500
Issuance of common stock for compensation, Shares		33,750
Merger acquisition, Value		$ 136	48,544		48,680
Merger acquisition, Shares		136,154
Net loss				(1,726,337)	(1,726,337)
Stockholders' Equity, end of period, Value at Dec. 31, 2014		$ 552	2,258,016	(1,758,830)	499,738
Stockholders' Equity, end of period, Shares at Dec. 31, 2014		552,188
Issuance of common stock for licensing, Value		$ 7	108,243		108,250
Issuance of common stock for licensing, Shares		6,614
Issuance of common stock, Value	[2]	$ 500	2,899,500		2,900,000
Issuance of common stock, Shares	[2]	500,000
Issuance of warrants			904,125		904,125
Beneficial conversion feature on convertible debt			272,250		272,250
Net loss				(3,857,856)	(3,857,856)
Stockholders' Equity, end of period, Value at Dec. 31, 2015		$ 1,059	$ 6,442,134	$ (5,616,686)	826,507
Stockholders' Equity, end of period, Shares at Dec. 31, 2015		1,058,802
Net loss					(3,516,144)
Stockholders' Equity, end of period, Value at Sep. 30, 2016					$ (417,798)

[1]	for cash
[2]	for investment